FINANCIAL INSTRUMENTS (Investment Capital Fund Group, LLC Series 20) (Details) (Investment Capital Fund Group, LLC Series 20 [Member], USD $)	0 Months Ended
Jun. 30, 2014
Investment Capital Fund Group, LLC Series 20 [Member]
Financial instrument [Line Items]
Change in Level 3 assets or liabilities	$ 0